SUPPLEMENT DATED FEBRUARY 27, 2015

 FIRST INVESTORS LIFE SERIES FUNDS
LIMITED DURATION HIGH QUALITY BOND FUND PROSPECTUS
DATED JULY 1, 2014

In the “Shareholder Information” section, under the heading “How and when does the Fund price its shares?”, the last sentence in the first paragraph is deleted in its entirety.

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Please retain this Supplement for future reference.

LSLDHQBFP0215

SUPPLEMENT DATED FEBRUARY 27, 2015

FIRST INVESTORS LIFE SERIES FUNDS
LIMITED DURATION HIGH QUALITY BOND FUND
STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 1, 2014

In Part II, in the “Determination of Net Asset Value” section, the last sentence of the first paragraph is deleted in its entirety.

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Please retain this Supplement for future reference.

LSLDHQBFSAI0215